2. REGULATORY FRAMEWORK (Details)	12 Months Ended
Dec. 31, 2019
Generator in operation 1
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTG01
Tecnology	TG
Power	100 MW
Applicable regime	Energy Plus Res. No. 1281/06
Generator in operation 2
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTV11
Tecnology	TV
Power	=< 100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 3
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTV12
Tecnology	TV
Power	=< 100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 4
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTV13
Tecnology	TV
Power	< 100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 5
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	Piquirenda
Generating unit	PIQIDI 01-10
Tecnology	MG
Power	30 MW
Applicable regime	SE Resolution No. 220/07
Generator in operation 6
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CPB
Generating unit	BBLATV29
Tecnology	TV
Power	> 100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 7
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CPB
Generating unit	BBLATV30
Tecnology	TV
Power	> 100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 8
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CT Ing. White
Generating unit	BBLMD01-06
Tecnology	MG
Power	100 MW
Applicable regime	SEE Resolution No. 21/16
Generator in operation 9
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG01
Tecnology	TG
Power	> 50 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 10
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG02
Tecnology	TG
Power	> 50 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 11
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG03
Tecnology	TG
Power	> 50 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 12
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG04
Tecnology	TG
Power	105 MW
Applicable regime	SEE Res. 220/07 (75%), SEE Res. 1/19 (25%)
Generator in operation 13
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG05
Tecnology	TG
Power	105 MW
Applicable regime	SEE Resolution No. 21/16
Generator in operation 14
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATV01
Tecnology	TV
Power	180 MW
Applicable regime	SE Resolution No. 220/07
Generator in operation 15
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	GEBATG01/TG02/TV01
Tecnology	CC
Power	> 150 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 16
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	GEBATG03
Tecnology	TG
Power	188 MW
Applicable regime	Energy Plus Res. No. 1281/06
Generator in operation 17
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	GEBATG04
Tecnology	TG
Power	> 100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 18
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	Ecoenergía
Generating unit	CERITV01
Tecnology	TV
Power	Renewable =< 50
Applicable regime	Energy Plus Res. N° 1281/06
Generator in operation 19
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CT Parque Pilar
Generating unit	PILBD01-06
Tecnology	MG
Power	100 MW
Applicable regime	SE Resolutions No. 1/19
Generator in operation 20
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTB
Generating unit	EBARTG01 - TG02
Tecnology	TG
Power	HI - Small 50<P=<120
Applicable regime	SE Resolution No. 220/07
Generator in operation 21
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HIDISA
Generating unit	AGUA DEL TORO
Tecnology	HI
Power	HI - Small 50<P=<120
Applicable regime	SE Resolutions No. 1/19
Generator in operation 22
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HIDISA
Generating unit	EL TIGRE
Tecnology	HI
Power	HI - Small 50<P=<120
Applicable regime	SE Resolutions No. 1/19
Generator in operation 23
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HIDISA
Generating unit	LOS REYUNOS
Tecnology	HB
Power	HB - Media 120<P=<300
Applicable regime	SE Resolutions No. 1/19
Generator in operation 24
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HINISA
Generating unit	NIHUIL I - II - III
Tecnology	HI
Power	HI - Chica 50<P=<120
Applicable regime	SE Resolutions No. 1/19
Generator in operation 25
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HPPL
Generating unit	PPLEHI
Tecnology	HI
Power	HI - Media 120<P=<300
Applicable regime	SE Resolutions No. 1/19
Generator in operation 26
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	P.E. M. Cebreiro
Generating unit	CORTEO
Tecnology	Eólica
Power	100 MW
Applicable regime	Renovar
Generator in operation 27
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	PEPE II
Generating unit	PAMEEO
Tecnology	Eólica
Power	53 MW
Applicable regime	SEE Resolution No. 281/17
Generator in operation 28
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	PEPE III
Generating unit	BAHIEO
Tecnology	Eólica
Power	53 MW
Applicable regime	SEE Resolution No. 281/17